INVESTMENTS, DEBT AND DERIVATIVES - Financial Assets, Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Indemnity receivable from VEON Amsterdam B.V.
Disclosure of fair value measurement of assets [line items]
Financial assets at amortised cost	$ 29	$ 40
Increase (decrease) in financial assets	(11)
Security deposits and cash collateral
Disclosure of fair value measurement of assets [line items]
Financial assets at amortised cost	$ 125	$ 119